Disposal of Assets - Summary of Reclassified as Held for Sale (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets classified as held for sale
Total assets held for sale	$ 1,378	$ 826
Liabilities directly associated with assets held for sale
Total liabilities directly associated with assets held for sale	(119)	$ (94)
Assets and liabilities classified as held for sale [member] | Scarborough [Member]
Assets classified as held for sale
Oil and gas properties	1,070
Inventories	6
Lease assets	2
Goodwill	298
Other assets	2
Total assets held for sale	1,378
Liabilities directly associated with assets held for sale
Payables	(28)
Deferred tax liabilities	(75)
Lease liabilities	(8)
Provisions	(8)
Total liabilities directly associated with assets held for sale	$ (119)